January 25, 2018

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Large Cap Value Fund

Class A Shares – TICKER: SOAVX

Class C Shares – TICKER: SACVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectus, Prospectus and Statement of Additional

Information, Each Dated May 1, 2017

Effective January 10, 2018, Douglas Revello assumed responsibility for managing the Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) in place of Alpana Sen who is no longer employed by the Adviser. Mr. Revello has served as Co-Portfolio Manager of the Large Cap Value Fund since November 18, 2015. He has been associated with Spirit of America Management Corp, the Large Cap Value Fund’s Adviser, since May 18, 2009 and has over 30 years of industry experience. Mr. Revello currently serves as the Portfolio Manager of the Spirit of America Real Estate Income and Growth Fund and had also served as Portfolio Manager of the Spirit of America Municipal Tax Free Bond Fund from November 18, 2015 until January 10, 2018.

Effective January 10, 2018, Mark Reilly has replaced Mr. Revello as Portfolio Manager for the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”). Mr. Reilly previously served as Co-Portfolio Manager of the Municipal Tax Free Bond Fund starting July 1, 2016. Mr. Reilly currently serves as the Portfolio Manager of the Spirit of America Income Fund and has been associated with the Spirit of America Income Fund since November 18, 2015. He has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds and mortgage backed securities.

Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Large Cap Value Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Large Cap Value Fund’s website at www.SOAFunds.com.